Share-based payments - Summary of accrued expenses and the intrinsic value recognized in share-based payments (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2021		Dec. 31, 2020
Accrued expenses and the intrinsic value recognized in share-based payments [Line Items]
Employees of the controlling company	[1]			₩ 7,202
Employees of the subsidiaries	[1]			60,242
Total				67,444
7th Stock options granted
Accrued expenses and the intrinsic value recognized in share-based payments [Line Items]
Employees of the controlling company	[1]			1
Employees of the subsidiaries	[1]			1
Total				2
Performance shares
Accrued expenses and the intrinsic value recognized in share-based payments [Line Items]
Employees of the controlling company		₩ 10,598	[2]	7,201	[1]
Employees of the subsidiaries		82,498	[2]	60,241	[1]
Total		₩ 93,096		₩ 67,442

[1]	The intrinsic value of share-based payments is W 67,442 million as of December 31, 2020. For the calculation, the quoted market price of W 32,050 per share is used for stock options and the fair value is considered as intrinsic value for performance shares, respectively.
[2]	As of December 31, 2021, all stock options have expired, and the fair value is considered as intrinsic value for performance shares, respectively.